UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/09

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total:	43,670,503


 Form 13F Information Table
Moon Capital Management, LLC
 13F CIK Number: 0001410588
       March 31, 2009


<c>NAME OF ISSUER            <c>TITLE OF CL <c>CUSIP     <c>VALUE    <c>SHRS or P<c>INVESTMENT DIS<c>OTHER MA<c>VOTING AU
FFCB                         Fixed Income  31331VXH4          617    615,000           Sole             -        Sole
5.720% Due 04-24-13
FHLB                         Fixed Income  3133XKZ81          831    825,000           Sole             -        Sole
5.850% Due 06-08-17
FHLMC, steps to 4% in 2011, 6Fixed Income  3133F23L7          201    200,000           Sole             -        Sole
2.500% Due 02-15-15
FNMA                         Fixed Income  31359MNU3          655    625,000           Sole             -        Sole
5.250% Due 08-01-12
Federal Farm Credit Bank     Fixed Income  31331XQ21          253    250,000           Sole             -        Sole
6.000% Due 01-27-16
GE Capital Financial         Fixed Income  36160WBC2          225    225,000           Sole             -        Sole
3.550% Due 04-02-09
Westernbank                  Fixed Income  95989QTS6          300    300,000           Sole             -        Sole
1.200% Due 08-20-09
American General             Fixed Income  02635PSP9          207    220,000           Sole             -        Sole
4.625% Due 05-15-09
FICO                         Fixed Income  31771JLH1          214    242,000           Sole             -        Sole
0.000% Due 10-06-13
JP Morgan                    Fixed Income  46625HBA7          210    210,000           Sole             -        Sole
4.500% Due 11-15-10
NY Telephone Co.             Fixed Income  650094CD           283    277,000           Sole             -        Sole
6.120% Due 01-15-10
East Point GA                Fixed Income  274501DN2          215    250,000           Sole             -        Sole
0.000% Due 02-01-13
Glenview IL Taxable          Fixed Income  378892PY3          226    225,000           Sole             -        Sole
4.700% Due 12-01-09
Memphis TN Electric          Fixed Income  586158KC0          334    315,000           Sole             -        Sole
5.000% Due 12-01-10
Memphis TN GOs               Fixed Income  586145HY3          200    200,000           Sole             -        Sole
5.500% Due 04-01-09
Metro Nashville              Fixed Income  5920132G0          270    255,000           Sole             -        Sole
4.500% Due 11-15-12
Amercian Fund Growth Fund    Equities      399874106          201     10,216           Sole             -        Sole
American Eagle Outfitters    Equities      2.55E+109        1,061     86,694           Sole             -        Sole
American Express             Equities      025816109          715     52,480           Sole             -        Sole
American Funds Bond Fund of AEquities      097873103          467     44,120           Sole             -        Sole
AT&T                         Equities      00206r102          492     19,520           Sole             -        Sole
BB and T Corp                Equities      054937107          273     16,135           Sole             -        Sole
Berkshire Hathaway           Equities      084670207        2,145        701           Sole             -        Sole
Berkshire Hathaway Cl A      Equities      084670108          260          3           Sole             -        Sole
Boston Scientific Corp       Equities      101137107        1,642    206,522           Sole             -        Sole
Cemex                        Equities      151290889          373     59,745           Sole             -        Sole
Coca-Cola                    Equities      19126100           543     12,345           Sole             -        Sole
Comcast                      Equities      20030n101        1,828    134,005           Sole             -        Sole
ConocoPhillips               Equities      20825c104          681     17,382           Sole             -        Sole
Dell, Inc.                   Equities      24702r101        1,106    116,635           Sole             -        Sole
eBay Inc                     Equities      278642103          586     46,695           Sole             -        Sole
Exxon Mobil Corp.            Equities      30231g102          908     13,330           Sole             -        Sole
General Electric             Equities      369604103        1,340    132,494           Sole             -        Sole
Intel                        Equities      458140100          972     64,670           Sole             -        Sole
Johnson & Johnson            Equities      478160104        2,966     56,379           Sole             -        Sole
JP Morgan & Co               Equities      46625h100        1,448     54,468           Sole             -        Sole
Legg Mason Inc.              Equities      524901105          477     30,030           Sole             -        Sole
Limited Brands Inc           Equities      532716107        1,061    121,950           Sole             -        Sole
Microsoft                    Equities      594918104        2,029    110,437           Sole             -        Sole
Motorola Inc.                Equities      620076109          712    168,397           Sole             -        Sole
National Presto              Equities      637215104          244      4,000           Sole             -        Sole
Olstein Financial Alert Fund Equities      681383204          296     37,521           Sole             -        Sole
Oppenheimer Rochester Nat MunEquities      683940308          283     54,294           Sole             -        Sole
Pepsico Inc                  Equities      713448108          267      5,196           Sole             -        Sole
Pfizer Inc.                  Equities      717081103        1,331     97,712           Sole             -        Sole
Plum Creek Timber Co. REIT   Equities      729251108        1,067     36,690           Sole             -        Sole
Schwab S&P 500 Fund          Equities      808509608          327     26,465           Sole             -        Sole
Southern Co.                 Equities      842587107          480     15,685           Sole             -        Sole
Southwestern Energy Co.      Equities      845467109          356     12,000           Sole             -        Sole
SPDR Gold Shares             Equities      78463v107          219      2,430           Sole             -        Sole
St. Joe Co                   Equities      790148100        1,007     60,149           Sole             -        Sole
Third Avenue Value Fund      Equities      884116104          669     22,792           Sole             -        Sole
UltraShort Lehman 20+ Trsy   Equities      74347r297        1,003     22,975           Sole             -        Sole
UnitedHealth Group           Equities      91324p102        1,330     63,535           Sole             -        Sole
Vanguard Long-Term Tax-ExemptEquities      922907308          276     26,639           Sole             -        Sole
VCA Antech Inc               Equities      918194101          226     10,000           Sole             -        Sole
Verizon Communications       Equities      92343v104        1,047     34,669           Sole             -        Sole
Wal-Mart Stores              Equities      931142103        2,461     47,235           Sole             -        Sole
Walt Disney                  Equities      254687106          694     38,198           Sole             -        Sole
Weitz Value Portfolio        Equities      94904p203          564     33,349           Sole             -        Sole